Expense Example {- Franklin Strategic Income VIP Fund} - FTVIP Class 2-70 - Franklin Strategic Income VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	323
5 years	561
10 years	$ 1,247